Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 10,000	Infrastructure	Colombia	snj:CO-ANT	Community of Cisneros	Gramalote	btg:ResourceGoldMember	Open Pit
#: 2
	100,000	Taxes	Colombia	snj:CO-ANT	Community of San Roque	Gramalote	btg:ResourceGoldMember	Open Pit
#: 3
	2,447,000	Infrastructure	Colombia	snj:CO-ANT	Community of San Roque	Gramalote	btg:ResourceGoldMember	Open Pit
#: 4
	20,000	Infrastructure	Colombia	snj:CO-ANT	Community of Maceo	Gramalote	btg:ResourceGoldMember	Open Pit
#: 5
	50,000	Taxes	Colombia	snj:CO-ANT	Yolombo Municipality	Gramalote	btg:ResourceGoldMember	Open Pit
#: 6
	10,000	Infrastructure	Colombia	snj:CO-ANT	Yolombo Municipality	Gramalote	btg:ResourceGoldMember	Open Pit
#: 7
	60,000	Infrastructure	Colombia		Government of Colombia, National Army	Gramalote	btg:ResourceGoldMember	Open Pit
#: 8
	60,000	Infrastructure	Colombia		Government of Colombia, National Police	Gramalote	btg:ResourceGoldMember	Open Pit
#: 9
	20,000	Fees	Philippines		Government of Philippines, Department of Environment and Natural Resources Mines and Geosciences Bureau	Masbate	btg:ResourceGoldMember	Open Pit
#: 10
	2,570,000	Infrastructure	Philippines		Government of Philippines, Department of Environment and Natural Resources Mines and Geosciences Bureau	Masbate	btg:ResourceGoldMember	Open Pit	Yes	valued at cost
#: 11
	130,000	Taxes	Philippines	snj:PH-MAS	Puro Barangay	Masbate	btg:ResourceGoldMember	Open Pit
#: 12
	360,000	Infrastructure	Philippines	snj:PH-MAS	Puro Barangay	Masbate	btg:ResourceGoldMember	Open Pit	Yes	valued at cost
#: 13
	3,140,000	Taxes	Philippines	snj:PH-MAS	Municipality of Aroroy, Municipal Treasurer of Aroroy	Masbate	btg:ResourceGoldMember	Open Pit
#: 14
	20,000	Fees	Philippines	snj:PH-MAS	Municipality of Aroroy, Municipal Treasurer of Aroroy	Masbate	btg:ResourceGoldMember	Open Pit
#: 15
	140,000	Taxes	Philippines		City of Makati, City Treasury of Makati	Masbate	btg:ResourceGoldMember	Open Pit
#: 16
	40,000	Fees	Philippines		City of Makati, City Treasury of Makati	Masbate	btg:ResourceGoldMember	Open Pit
#: 17
	600,000	Taxes	Philippines		Government of Philippines, Bureau of Customs	Masbate	btg:ResourceGoldMember	Open Pit
#: 18
	60,000	Fees	Philippines		Government of Philippines, Bureau of Customs	Masbate	btg:ResourceGoldMember	Open Pit
#: 19
	23,230,000	Taxes	Philippines		Government of Philippines, Bureau of Internal Revenue	Masbate	btg:ResourceGoldMember	Open Pit
#: 20
	14,770,000	Royalties	Philippines		Government of Philippines, Bureau of Internal Revenue	Masbate	btg:ResourceGoldMember	Open Pit
#: 21
	840,000	Taxes	Philippines	snj:PH-MAS	Province of Masbate, Provincial Treasurer of Masbate	Masbate	btg:ResourceGoldMember	Open Pit
#: 22
	550,000	Infrastructure	Mali	snj:ML-1	Community of Kenieba	Fekola	btg:ResourceGoldMember	Open Pit
#: 23
	83,660,000	Fees	Mali		Government of Mali, Department of Customs	Fekola	btg:ResourceGoldMember	Open Pit
#: 24
	54,240,000	Royalties	Mali		Government of Mali, Department of Land	Fekola	btg:ResourceGoldMember	Open Pit
#: 25
	53,150,000	Dividends	Mali		Government of Mali, Department of Land	Fekola	btg:ResourceGoldMember	Open Pit
#: 26
	113,250,000	Taxes	Mali		Government of Mali, Tax Department of Major Enterprises	Fekola	btg:ResourceGoldMember	Open Pit
#: 27
	21,450,000	Royalties	Mali		Government of Mali, Tax Department of Major Enterprises	Fekola	btg:ResourceGoldMember	Open Pit
#: 28
	5,820,000	Fees	Mali		Government of Mali, Tax Department of Major Enterprises	Fekola	btg:ResourceGoldMember	Open Pit
#: 29
	5,910,000	Dividends	Mali		Government of Mali, Tax Department of Major Enterprises	Fekola	btg:ResourceGoldMember	Open Pit
#: 30
	2,080,000	Fees	Mali		Government of Mali, National Department for Trade and Competition	Fekola	btg:ResourceGoldMember	Open Pit
#: 31
	5,580,000	Taxes	Mali	snj:ML-1	Town of Kenieba, Tax Department of Kenieba	Fekola Regional	btg:ResourceGoldMember	Open Pit
#: 32
	4,210,000	Royalties	Namibia		Government of Namibia, Ministry of Finance Customs & Excise	Otjikoto	btg:ResourceGoldMember	Open Pit
#: 33
	250,000	Fees	Namibia		Government of Namibia, Ministry of Finance Customs & Excise	Otjikoto	btg:ResourceGoldMember	Open Pit
#: 34
	65,720,000	Taxes	Namibia		Government of Namibia, Ministry of Finance Receiver of Revenue	Otjikoto	btg:ResourceGoldMember	Open Pit
#: 35
	9,650,000	Royalties	Namibia		Government of Namibia, Ministry of Mines and Energy	Otjikoto	btg:ResourceGoldMember	Open Pit
#: 36
	10,000	Fees	Namibia		Government of Namibia, Ministry of Mines and Energy	Otjikoto	btg:ResourceGoldMember	Open Pit
#: 37
	480,000	Fees	Canada		Government of Canada	Back River	btg:ResourceGoldMember	Open Pit
#: 38
	330,000	Fees	Canada	snj:CA-NU	Government of Nunavut	Back River	btg:ResourceGoldMember	Open Pit
#: 39
	$ 1,280,000	Fees	Canada	snj:CA-NU	Kitikmeot Inuit Association	Back River	btg:ResourceGoldMember	Open Pit